UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2013

1.804856.109

SPU-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 5.3%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 5.3%
U.S. Treasury Notes
8/15/13 to 6/15/14 (Cost $683,899,351)	0.13 to 0.22%	$ 681,000,000	$ 683,899,351
Government Agency Debt - 37.7%

Federal Agencies - 37.7%
Fannie Mae
9/3/13 to 8/5/15	0.14 to 0.20 (b)	516,929,000	518,295,832
Federal Farm Credit Bank
8/13/13	0.18 (b)	30,000,000	29,991,279
8/20/13 to 1/12/15	0.12 to 0.35 (b)	151,000,000	150,986,498
Federal Home Loan Bank
9/6/13 to 11/14/14	0.11 to 0.25 (b)	3,123,145,000	3,124,033,025
Freddie Mac
9/4/13 to 7/17/15	0.10 to 0.23 (b)	1,002,521,000	1,002,416,041
TOTAL GOVERNMENT AGENCY DEBT (Cost $4,825,722,675)			4,825,722,675
Government Agency Repurchase Agreement - 57.7%
	Maturity Amount
In a joint trading account at 0.09% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) #	$ 5,312,132,191	5,312,119,000
With:
Credit Suisse Securities (USA) LLC at:
0.12%, dated 7/12/13 due 9/10/13 (Collateralized by U.S. Government Obligations valued at $73,136,335, 3% - 6.5%, 5/16/29 - 7/25/43)	71,014,200	71,000,000
0.13%, dated 7/2/13 due 8/30/13 (Collateralized by U.S. Government Obligations valued at $72,109,636, 3% - 4%, 5/20/41 - 7/25/43)	70,014,914	70,000,000
ING Financial Markets LLC at:
0.09%, dated 7/24/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $228,488,109, 3.5% - 4.5%, 7/1/26 - 12/1/42)	224,034,720	224,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.13%, dated 6/19/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $82,634,366, 2.5% - 4.5%, 6/1/28 - 11/1/42)	$ 81,016,673	$ 81,000,000
0.14%, dated:
6/3/13 due 8/2/13 (Collateralized by U.S. Government Obligations valued at $39,790,919, 3%, 1/1/43)	39,009,100	39,000,000
6/5/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $8,163,065, 3%, 3/1/43)	8,001,929	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.11%, dated 7/12/13 due 8/7/13 (Collateralized by U.S. Treasury Obligations valued at $90,645,589, 0.13%, 4/15/16)	88,016,133	88,000,000
0.12%, dated 7/8/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $122,409,824, 0.75%, 6/30/17)	120,024,000	120,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.15%, dated 7/22/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $64,262,678, 2.5% - 4%, 5/1/25 - 4/1/43)	63,024,150	63,000,000
0.18%, dated:
6/13/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $53,053,003, 2.1% - 3.5%, 10/1/25 - 4/1/43)	52,023,400	52,000,000
6/24/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $129,564,613, 2.07% - 5%, 10/1/25 - 7/1/43)	127,055,880	127,000,000
0.19%, dated:
6/3/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $36,731,435, 2.1% - 4.5%, 7/1/19 - 6/1/43)	36,017,480	36,000,000
6/5/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $15,304,603, 2.8% - 4.5%, 5/1/25 - 2/1/43)	15,007,204	15,000,000
6/10/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $37,750,358, 2.1% - 4.5%, 4/1/25 - 7/1/43)	37,017,770	37,000,000
0.2%, dated 5/6/13 due 8/5/13 (Collateralized by U.S. Government Obligations valued at $58,168,111, 2.5% - 6%, 9/1/25 - 11/1/42)	57,028,817	57,000,000
Mizuho Securities USA, Inc. at 0.21%, dated 4/12/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $66,367,486, 1.5% - 6.5%, 12/31/13 - 12/16/43)	65,045,121	65,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at:
0.06%, dated 7/23/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $152,675,754, 2.5% - 5.5%, 7/1/26 - 3/1/43)	$ 147,999,400	$ 147,992,000
0.07%, dated:
7/16/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $221,351,609, 2.39% - 7%, 10/15/22 - 8/25/43)	217,012,658	217,000,000
7/17/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $287,648,395, 1.73% - 7%, 1/1/17 - 7/1/43)	282,016,450	282,000,000
0.15%, dated 5/7/13 due 8/5/13 (Collateralized by U.S. Government Obligations valued at $65,303,478, 2.26% - 4.5%, 6/1/19 - 7/1/43)	64,024,000	64,000,000
UBS Securities LLC at 0.07%, dated 7/30/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $229,610,578, 1.19% - 3.5%, 6/15/29 - 11/25/40)	222,917,034	222,914,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $7,399,025,000)		7,399,025,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $12,908,647,026)		12,908,647,026
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(89,176,315)
NET ASSETS - 100%		$ 12,819,470,711
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,312,119,000 due 8/01/13 at 0.09%
Bank of America NA	$ 1,211,110,062
Bny Mellon Capital Mkts Llc	197,990,168
Commerz Markets LLC	1,024,438,333
Mizuho Securities USA, Inc.	1,755,231,974
Societe Generale	1,123,348,463
$ 5,312,119,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $12,908,647,026.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Only
Money Market Fund
(formerly Fidelity U.S. Treasury
Money Market Fund)

July 31, 2013

1.804868.109

TMM-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 105.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 105.0%
U.S. Treasury Bills
8/1/13 to 1/2/14	0.01 to 0.14%	$ 3,634,369	$ 3,634,057
U.S. Treasury Notes
8/15/13 to 12/31/13	0.05 to 0.20	2,622,000	2,628,056
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $6,262,113)	6,262,113
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(295,609)
NET ASSETS - 100%	$ 5,966,504
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $6,262,113,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2013

1.804826.109

SPM-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 48.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.2%
Citibank NA
	8/22/13 to 11/25/13	0.28 to 0.32%	$ 118,000	$ 118,000
London Branch, Eurodollar, Foreign Banks - 4.1%
Australia & New Zealand Banking Group Ltd.
	8/16/13 to 8/23/13	0.22	10,000	10,000
HSBC Bank PLC
	12/9/13	0.23	12,000	12,000
Mizuho Corporate Bank Ltd.
	9/3/13	0.27	3,000	3,000
National Australia Bank Ltd.
	8/16/13 to 10/7/13	0.20 to 0.22	92,000	92,000
				117,000
New York Branch, Yankee Dollar, Foreign Banks - 39.8%
Bank of Montreal Chicago CD Program
	9/6/13 to 4/17/14	0.18 to 0.37 (c)	82,000	82,000
Bank of Nova Scotia
	9/12/13 to 1/8/14	0.18 to 0.50 (c)	129,000	129,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	8/1/13 to 1/13/14	0.13 to 0.30 (c)	120,000	120,000
Canadian Imperial Bank of Commerce
	9/17/13 to 4/11/14	0.24 to 0.40 (c)	96,000	96,000
Credit Agricole CIB
	8/5/13	0.14	19,000	19,000
Credit Industriel et Commercial
	8/2/13 to 8/7/13	0.15	47,000	47,000
Credit Suisse
	10/29/13	0.25 (c)	16,000	16,000
Mitsubishi UFJ Trust & Banking Corp.
	8/19/13	0.25	16,000	16,000
Mizuho Corporate Bank Ltd.
	8/13/13 to 10/30/13	0.27 to 0.28	84,000	84,000
Natexis Banques Populaires New York Branch
	8/2/13 to 8/7/13	0.14	113,000	113,000
National Bank of Canada
	9/6/13 to 1/17/14	0.27 to 0.34 (c)	93,000	92,992
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada
	8/30/13	0.62% (c)	$ 56,000	$ 56,000
Sumitomo Mitsui Banking Corp.
	8/6/13 to 1/15/14	0.12 to 0.31 (c)	108,000	108,000
Sumitomo Mitsui Trust Banking Corp.
	8/12/13 to 11/5/13	0.27 to 0.30	68,000	68,000
Svenska Handelsbanken, Inc.
	9/5/13 to 9/19/13	0.18	33,000	33,000
Toronto-Dominion Bank
	9/13/13 to 12/20/13	0.24 to 0.32 (c)	30,000	30,000
UBS AG
	10/31/13	0.32	25,000	25,000
				1,134,992
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,369,992)				1,369,992
Financial Company Commercial Paper - 15.3%

Australia & New Zealand Banking Group Ltd.
	9/25/13	0.18	6,000	5,998
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	9/3/13	0.24	20,000	19,996
Barclays U.S. Funding Corp.
	9/26/13 to 10/2/13	0.23	47,000	46,982
BAT International Finance PLC
	8/9/13 to 8/23/13	0.28 to 0.29	9,000	8,999
Commonwealth Bank of Australia
	12/20/13	0.25	2,000	1,998
Credit Suisse
	9/3/13	0.27	10,000	9,998
DNB Bank ASA
	8/1/13	0.25	13,000	13,000
General Electric Capital Corp.
	9/25/13 to 12/23/13	0.18 to 0.22	18,000	17,988
JPMorgan Chase & Co.
	9/3/13 to 2/3/14	0.29 to 0.30 (c)	75,000	74,981
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Lloyds TSB Bank PLC
	8/7/13	0.11%	$ 40,000	$ 39,999
Natexis Banques Populaires U.S. Finance Co. LLC
	8/6/13	0.14	29,000	28,999
Skandinaviska Enskilda Banken AB
	10/24/13 to 10/30/13	0.26	35,000	34,978
Svenska Handelsbanken, Inc.
	9/5/13	0.24	6,000	5,999
Swedbank AB
	9/18/13 to 9/27/13	0.24	44,000	43,985
Toronto Dominion Holdings (USA)
	11/18/13 to 2/18/14	0.23 to 0.25	15,000	14,985
Toyota Motor Credit Corp.
	9/5/13	0.25	8,000	7,998
UBS Finance, Inc.
	8/12/13 to 10/16/13	0.33 to 0.35	59,000	58,982
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $435,865)				435,865
Asset Backed Commercial Paper - 2.4%

Ciesco LP (Citibank NA Guaranteed)
	9/3/13	0.30	5,000	4,999
	9/11/13	0.30	1,000	1,000
	9/26/13	0.30	2,000	1,999
	11/1/13	0.30	26,000	25,980
Govco, Inc. (Liquidity Facility Citibank NA)
	8/1/13	0.30	4,000	4,000
	8/9/13	0.30	5,000	5,000
	8/12/13	0.30	3,000	3,000
	8/16/13	0.30	1,000	1,000
	8/20/13	0.30	2,000	2,000
	8/28/13	0.30	1,000	1,000
	9/6/13	0.29	2,000	1,999
	9/20/13	0.30	5,000	4,998
	9/25/13	0.30	4,000	3,998
Asset Backed Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA) - continued
	9/25/13	0.30%	$ 3,000	$ 2,999
	9/26/13	0.30	3,000	2,999
	10/9/13	0.30	1,000	999
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $67,970)				67,970
Other Commercial Paper - 2.1%

Credit Suisse
	12/5/13	0.29 (c)	16,000	16,000
Devon Energy Corp.
	8/30/13	0.34 (c)	14,500	14,500
Sempra Global
	8/2/13 to 8/19/13	0.30	7,080	7,079
Tesco Treasury Services PLC
	8/9/13 to 8/15/13	0.32	9,000	8,999
Verizon Communications, Inc.
	8/14/13	0.23	9,000	8,999
Virginia Electric & Power Co.
	8/12/13 to 9/3/13	0.28 to 0.30	5,000	4,999
TOTAL OTHER COMMERCIAL PAPER (Cost $60,576)				60,576
Treasury Debt - 7.5%

U.S. Treasury Obligations - 7.5%
U.S. Treasury Bills
	12/26/13 to 6/26/14	0.09 to 0.16	45,850	45,818
U.S. Treasury Notes
	8/15/13 to 6/30/14	0.14 to 0.22	168,000	169,001
TOTAL TREASURY DEBT (Cost $214,819)				214,819
Other Note - 3.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
Bank Notes - 1.2%
Bank of America NA
	8/26/13 to 9/19/13	0.23 to 0.24%	$ 35,000	$ 35,000
Medium-Term Notes - 2.1%
Dominion Resources, Inc.
	9/13/13	0.39 (b)(c)	8,000	8,000
Royal Bank of Canada
	8/30/13	0.39 (b)(c)	26,300	26,300
Svenska Handelsbanken AB
	1/15/14 to 1/27/14	0.28 (b)(c)	26,000	26,000
				60,300
TOTAL OTHER NOTE (Cost $95,300)				95,300
Variable Rate Demand Note - 0.4%

Delaware - 0.4%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $11,700)	8/7/13	0.19 (c)	11,700	11,700
Government Agency Debt - 4.9%

Federal Agencies - 4.9%
Fannie Mae
	9/11/14	0.17 (c)	20,000	19,996
Federal Home Loan Bank
	8/23/13 to 7/25/14	0.17 to 0.23 (c)	65,000	64,995
Freddie Mac
	6/26/15 to 7/17/15	0.18 (c)	54,000	53,990
TOTAL GOVERNMENT AGENCY DEBT (Cost $138,981)				138,981
Other Instrument - 1.1%

Time Deposits - 1.1%
ING Bank NV
(Cost $30,000)	8/6/13	0.15	30,000	30,000
Other Municipal Debt - 0.5%
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.45% tender 8/9/13, CP mode (d) (Cost $14,100)	$ 14,100	$ 14,100
Government Agency Repurchase Agreement - 4.4%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) #	$ 668	668
With:
ING Financial Markets LLC at 0.14%, dated:
6/3/13 due 8/2/13 (Collateralized by U.S. Government Obligations valued at $10,203,831, 3%, 3/1/43)	10,002	10,000
6/5/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $2,040,766, 3%, 3/1/43)	2,000	2,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.15%, dated 7/22/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $14,280,595, 2.1% - 3.5%, 11/1/27 - 7/1/43)	14,005	14,000
0.18%, dated:
6/13/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $13,263,304, 2.1% - 3.5%, 10/1/25 - 2/1/43)	13,006	13,000
6/24/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $31,626,009, 1.37% - 5.5%, 10/1/25 - 2/1/44)	31,014	31,000
0.19%, dated:
6/3/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $9,182,859, 2.25% - 4.5%, 10/1/25 - 7/1/43)	9,004	9,000
6/5/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $4,081,916, 2.1% - 4%, 2/1/27 - 2/1/43)	4,002	4,000
6/10/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $9,182,534, 2.1% - 6%, 3/1/32 - 2/1/43)	9,004	9,000
0.2%, dated 5/6/13 due 8/5/13 (Collateralized by U.S. Government Obligations valued at $15,307,468, 2.25% - 6%, 10/1/25 - 7/1/43)	15,008	15,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mizuho Securities USA, Inc. at 0.21%, dated 4/12/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $18,476,556, 0% - 6.5%, 11/15/24 - 12/16/43)	$ 18,012	$ 18,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $125,668)		125,668
Other Repurchase Agreement - 10.0%

Other Repurchase Agreement - 10.0%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 7/10/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $3,152,253, 3.25% - 9.88%, 5/1/18 - 2/9/40)	3,001	3,000
0.47%, dated 7/2/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $1,080,257, 4.75% - 11.25%, 8/1/15 - 7/15/22)	1,000	1,000
Citigroup Global Markets, Inc. at:
0.85%, dated:
6/21/13 due 8/20/13 (Collateralized by Equity Securities valued at $4,324,526)	4,006	4,000
7/29/13 due 9/27/13 (Collateralized by Corporate Obligations valued at $1,080,302, 1.13% - 3%, 1/15/20 - 2/1/33)	1,001	1,000
1.01%, dated 7/26/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $4,320,742, 0.65% - 6.43%, 8/5/36 - 1/25/37)	4,020	4,000
Credit Suisse Securities (USA) LLC at:
0.2%, dated 7/31/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $4,121,423, 4%, 6/25/26 - 8/25/43)	4,000	4,000
0.66%, dated 7/22/13 due 10/22/13 (Collateralized by Mortgage Loan Obligations valued at $1,080,507, 0.33% - 0.74%, 3/15/19 - 11/3/51)	1,002	1,000
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Mortgage Loan Obligations valued at $3,242,080, 0.3% - 6.04%, 10/25/29 - 9/25/37)	3,005	3,000
7/9/13 due 10/7/13 (Collateralized by Mortgage Loan Obligations valued at $5,402,970, 0.11% - 5.45%, 3/15/19 - 11/3/51)	5,008	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.67%, dated:
7/15/13 due 10/15/13 (Collateralized by Mortgage Loan Obligations valued at $5,401,647, 0.11% - 5.45%, 3/15/19 - 11/3/51)	$ 5,009	$ 5,000
7/18/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $5,401,538, 0.36% - 6.01%, 10/25/29 - 9/25/46)	5,008	5,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $4,328,819, 0.33% - 5.77%, 6/15/20 - 11/3/51)	4,015	4,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Mortgage Loan Obligations valued at $1,082,698, 0.46%, 4/15/22)	1,004	1,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $9,737,547, 0.3% - 5.71%, 6/11/17 - 7/25/46)	9,035	9,000
Deutsche Bank Securities, Inc. at 0.24%, dated 7/26/13 due 8/7/13 (Collateralized by Equity Securities valued at $6,480,286)	6,001	6,000
ING Financial Markets LLC at:
0.22%, dated 7/31/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $19,951,439, 1.25% - 8.18%, 1/15/15 - 5/15/58)	19,000	19,000
0.32%, dated 7/31/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $47,521,790, 4.63% - 14.75%, 5/15/15 - 6/15/58)	44,000	44,000
0.44%, dated 7/31/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $3,150,816, 0.75% - 2.13%, 5/16/16 - 7/27/18)	3,001	3,000
0.5%, dated:
7/2/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $1,053,743, 2.9%, 11/17/14)	1,001	1,000
7/15/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $1,054,321, 0.9%, 10/1/15)	1,001	1,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $5,444,386)	5,017	5,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $5,446,986, 2.5%, 4/15/15)	5,010	5,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $6,527,598, 1.25%, 3/15/15)	6,013	6,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.65%, dated 5/10/13 due 10/29/13 (Collateralized by Corporate Obligations valued at $3,268,141, 1.25%, 3/15/15)	$ 3,013	$ 3,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $15,255,080, 1.25%, 3/15/15)	14,039	14,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 7/31/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $15,451,728, 0.87% - 2.09%, 3/16/48 - 2/16/53)	15,001	15,000
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $5,401,781, 5.39% - 6%, 11/25/36 - 11/12/41)	5,010	5,000
0.65%, dated 7/19/13 due 10/29/13 (Collateralized by Mortgage Loan Obligations valued at $12,964,972, 6.14% - 6.15%, 4/15/41 - 12/12/49)	12,058	12,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 7/31/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $11,330,076, 3%, 8/25/33)	11,001	11,000
0.59%, dated 7/30/13 due 8/6/13 (Collateralized by Mortgage Loan Obligations valued at $5,422,192, 0.52%, 11/20/35) (c)(e)	5,001	5,000
0.73%, dated 7/17/13 due 9/16/13 (Collateralized by Equity Securities valued at $12,964,082)	12,015	12,000
0.74%, dated 7/8/13 due 9/6/13 (Collateralized by Equity Securities valued at $4,343,251)	4,002	4,000
0.85%, dated 7/10/13 due 9/10/13 (Collateralized by Mortgage Loan Obligations valued at $3,244,605, 0.67% - 2.63%, 6/15/20 - 9/25/34)	3,004	3,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.27%, dated 7/17/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $2,100,378, 1.8% - 7.15%, 6/24/14 - 5/16/46)	2,000	2,000
0.31%, dated:
7/8/13 due 8/5/13 (Collateralized by Equity Securities valued at $2,160,487)	2,000	2,000
7/9/13 due 8/7/13 (Collateralized by Equity Securities valued at $2,160,479)	2,000	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.31%, dated:
7/17/13 due 8/2/13 (Collateralized by Equity Securities valued at $2,184,565)	$ 2,000	$ 2,000
7/25/13 due 8/7/13 (Collateralized by Equity Securities valued at $2,160,140)	2,000	2,000
7/30/13 due 8/7/13 (Collateralized by Equity Securities valued at $2,160,139)	2,000	2,000
7/31/13 due 8/7/13 (Collateralized by Equity Securities valued at $2,160,140)	2,000	2,000
0.52%, dated 7/29/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $2,059,522, 2.31% - 6.33%, 6/20/37 - 1/1/43)	2,001	2,000
0.92%, dated 7/22/13 due 10/23/13 (Collateralized by U.S. Treasury Obligations valued at $2,055,891, 1.5% - 6.88%, 12/31/13 - 6/1/41)	2,005	2,000
0.95%, dated:
5/3/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $3,370,607, 1.69%, 10/1/37)	3,007	3,000
5/13/13 due 8/12/13 (Collateralized by Corporate Obligations valued at $2,773,627, 1.69%, 10/1/37)	2,005	2,000
6/4/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $4,204,763, 2.5% - 6.56%, 1/25/37 - 1/1/43)	4,010	4,000
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by U.S. Treasury Obligations valued at $2,147,132, 0.41% - 7.5%, 12/31/13 - 7/16/45)	2,008	2,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by U.S. Government Obligations valued at $2,083,108, 0.81% - 6.25%, 12/25/34 - 5/25/43)	2,014	2,000
RBC Capital Markets Co. at 0.21%, dated 7/30/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $3,097,980, 5.96%, 4/15/39)	3,000	3,000
RBS Securities, Inc. at:
1%, dated 7/2/13 due 8/1/13 (Collateralized by U.S. Government Obligations valued at $5,108,407, 3.46%, 7/1/43)	5,004	5,000
1.1%, dated 7/15/13 due 8/19/13 (Collateralized by U.S. Government Obligations valued at $13,271,186, 2.76%, 7/1/43)	13,014	13,000
Royal Bank of Scotland PLC at 1%, dated 7/9/13 due 8/8/13 (Collateralized by Mortgage Loan Obligations valued at $4,206,984, 0%, 10/25/33 - 6/20/44)	4,003	4,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.47%, dated:
7/10/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $3,342,959, 6%, 6/15/17)	$ 3,004	$ 3,000
7/15/13 due 8/7/13 (Collateralized by Corporate Obligations valued at $2,195,595, 1.5% - 3.25%, 5/15/16 - 6/1/18)	2,002	2,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $285,000)		285,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,849,971)		2,849,971
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,164
NET ASSETS - 100%		$ 2,851,135
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,300,000 or 2.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$668,000 due 8/01/13 at 0.09%
Bank of America NA	$ 152
Bny Mellon Capital Mkts Llc	25
Commerz Markets LLC	129
Mizuho Securities USA, Inc.	221
Societe Generale	141
$ 668
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $2,849,971,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Money Market Fund

July 31, 2013

1.964322.100

FTM-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 35.3%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 35.3%
U.S. Treasury Bills
1/9/14	0.07%	$ 50,000	$ 49,984
U.S. Treasury Notes
8/15/13 to 4/30/14	0.04 to 0.15	1,720,000	1,728,794
TOTAL TREASURY DEBT (Cost $1,778,778)			1,778,778
Treasury Repurchase Agreement - 64.6%
	Maturity Amount
In a joint trading account at 0.07% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 3,153,006	3,153,000
With BNP Paribas Securities Corp. at 0.06%, dated 7/19/13 due 8/7/13 (Collateralized by U.S. Treasury Obligations valued at $102,847, 4.25% - 8%, 11/15/21 - 11/15/40)	100,013	100,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,253,000)		3,253,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,031,778)		5,031,778
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,838
NET ASSETS - 100%		$ 5,037,616
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,153,000 due 8/01/13 at 0.07%
Citibank NA	$ 428,380
Deutsche Bank Securities, Inc.	535,475
HSBC Securities (USA), Inc.	829,679
J.P. Morgan Securities, Inc.	149,933
Merrill Lynch, Pierce, Fenner & Smith, Inc.	202,842
Societe Generale	856,758
Wells Fargo Securities LLC	149,933
$ 3,153,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $5,031,778.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013